Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Inventories
Write-downs (reversals of write-downs) of inventories			$ 223		$ 225
Direct Manufacturing Costs Materials Expensed Amount	$ 11,793	$ 7,204	$ 29,192	$ 22,268